Net Periodic Benefit Cost Not Yet Recognized (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Pension and Other Postretirement Benefits Disclosure [Line Items]
Prior service cost - Gross	$ 1,640	$ 2,089
Actuarial gain - Gross	84,512	191,675
Transition asset - Gross	(10)	(11)
Total - Gross	86,142	193,753
Prior service cost - Net of tax	992	1,263
Actuarial gain - Net of tax	51,087	115,868
Transition asset - Net of tax	(6)	(7)
Total - Net of tax	52,073	117,124
Postretirement Benefit
Pension and Other Postretirement Benefits Disclosure [Line Items]
Prior service cost - Gross	(10,343)	(13,598)
Actuarial gain - Gross	(1,970)	(934)
Total - Gross	(12,313)	(14,532)
Prior service cost - Net of tax	(6,252)	(8,220)
Actuarial gain - Net of tax	(1,192)	(565)
Total - Net of tax	$ (7,444)	$ (8,785)